VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Total investment	$ 7,800	$ 7,500
Quoted market price	1,100	1,000
Common stock
Schedule of Equity Method Investments [Line Items]
Total investment	$ 1,000	$ 901